Merger With Vaporin Inc - Schedule of Pro Forma Consolidated Results of Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Weighted Average number of shares outstanding	4,494,855	3,253,550
Pro Forma [Member]
Revenues	$ 2,584,884	$ 4,975,337	$ 20,253,052	$ 28,259,309
Net (loss) income	$ (5,378,927)	$ (2,590,724)	$ (19,595,702)	$ 415,316
Loss per share - basic and diluted	$ (0.86)	$ (0.42)	$ (2.95)	$ 0.05
Weighted Average number of shares outstanding	6,252,037	6,153,204